Fair Value, Assets and Liabilities, Gains (Losses) on Assets with Nonrecurring Fair Value Adjustment (Details) - Nonrecurring [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans held for sale	$ (120)	$ 33	$ 12
Loans	(835)	(794)	(1,014)
Nonmarketable equity securities	(1,191)	4,407	435
Other assets	(275)	(388)	(469)
Total	(2,417)	3,291	(1,073)
Total Commercial [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	(96)	(230)	(754)
Mortgage servicing rights	4	33	(37)
Total Consumer [Member]
Fair Value Assets And Liabilities Measured On Nonrecurring Basis Increase (Decrease) [Line Items]
Loans	$ (739)	$ (564)	$ (260)